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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2010

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
TARGET RETIREMENT 2020 FUND
TARGET RETIREMENT 2030 FUND
TARGET RETIREMENT 2040 FUND

Ultra Series Fund | September 30, 2010

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds – 60.9%
Madison Mosaic Institutional Bond Fund (A)		1,699,579	$18,865,323
MEMBERS Bond Fund, Class Y (A)		4,326,482	45,298,269
MEMBERS High Income Fund, Class Y (A)		3,663,923	25,574,180
PIMCO Investment Grade Corporate Bond Fund		2,008,407	23,799,620
PIMCO Total Return Fund		2,037,434	23,634,233
			137,171,625
Foreign Bond Funds – 8.0%
Templeton Global Bond Fund		1,318,600	18,025,255

Foreign Stock Funds - 4.5%
MEMBERS International Stock Fund, Class Y (A)		994,315	10,171,846
Money Market Funds - 1.2%
State Street Institutional US Government Money Market Fund		2,645,666	2,645,666
Stock Funds - 25.4%
Calamos Growth and Income Fund		248,103	7,123,035
Madison Mosaic Disciplined Equity Fund (A)		1,076,198	12,709,898
MEMBERS Equity Income Fund, Class Y (A)		585,893	5,847,214
MEMBERS Large Cap Growth Fund, Class Y (A)		1,095,165	15,890,850
MEMBERS Large Cap Value Fund, Class Y (A)		1,401,878	15,701,034
			57,272,031
TOTAL INVESTMENTS - 99.9% ( Cost $214,931,128 )			225,286,423
NET OTHER ASSETS AND LIABILITIES - 0.1%			138,680
TOTAL NET ASSETS - 100.0%			$225,425,103

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2010

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Bond Funds – 37.5%
Madison Mosaic Institutional Bond Fund (A)		1,568,127	$17,406,207
MEMBERS Bond Fund, Class Y (A)		4,282,936	44,842,338
MEMBERS High Income Fund, Class Y (A)		4,740,125	33,086,074
PIMCO Investment Grade Corporate Bond Fund		1,824,451	21,619,742
PIMCO Total Return Fund		1,905,925	22,108,727
			139,063,088
Foreign Bond Funds – 5.1%
Templeton Global Bond Fund		1,381,912	18,890,731
Foreign Stock Funds - 10.8%
Matthews Asian Growth and Income Fund		579,711	10,284,080
MEMBERS International Stock Fund, Class Y (A)		2,909,545	29,764,649
			40,048,729
Money Market Funds - 0.7%
State Street Institutional US Government Money Market Fund		2,577,293	2,577,293
Stock Funds - 45.6%
Calamos Growth and Income Fund		743,093	21,334,204
Madison Mosaic Disciplined Equity Fund (A)		2,713,986	32,052,171
MEMBERS Equity Income Fund, Class Y (A)		1,357,246	13,545,318
MEMBERS Large Cap Growth Fund, Class Y (A)		2,563,246	37,192,694
MEMBERS Large Cap Value Fund, Class Y (A)		3,277,210	36,704,747
MEMBERS Mid Cap Fund, Class Y (A)		1,925,389	11,205,761
MEMBERS Small Cap Fund, Class Y (A)		1,369,524	13,147,432
T Rowe Price New Era Fund		92,400	4,075,782
			169,258,109
TOTAL INVESTMENTS - 99.7% ( Cost $356,745,168 )			369,837,950
NET OTHER ASSETS AND LIABILITIES - 0.3%			1,029,971
TOTAL NET ASSETS - 100.0%			$370,867,921

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2010

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds – 8.5%
MEMBERS Bond Fund, Class Y (A)		122,055	$1,277,917
MEMBERS High Income Fund, Class Y (A)		1,097,835	7,662,886
PIMCO Investment Grade Corporate Bond Fund		160,310	1,899,676
			10,840,479
Foreign Bond Funds – 2.8%
Templeton Global Bond Fund		260,211	3,557,078

Foreign Stock Funds - 15.1%
Matthews Asian Growth and Income Fund		340,478	6,040,074
MEMBERS International Stock Fund, Class Y (A)		1,290,111	13,197,834
			19,237,908
Money Market Funds - 0.9%
State Street Institutional US Government Money Market Fund		1,083,560	1,083,560
Stock Funds - 72.6%
Calamos Growth and Income Fund		177,886	5,107,095
Fairholme Fund		152,312	4,989,732
Hussman Strategic Growth Fund		494,367	6,604,742
Madison Mosaic Disciplined Equity Fund (A)		1,438,532	16,989,060
MEMBERS Equity Income Fund, Class Y (A)		427,396	4,265,416
MEMBERS Large Cap Growth Fund, Class Y (A)		1,015,871	14,740,289
MEMBERS Large Cap Value Fund, Class Y (A)		1,267,794	14,199,294
MEMBERS Mid Cap Fund, Class Y (A)		1,344,249	7,823,527
MEMBERS Small Cap Fund, Class Y (A)		677,162	6,500,755
T Rowe Price New Era Fund		133,076	5,869,970
Yacktman Fund/The		339,231	5,437,873
			92,527,753
TOTAL INVESTMENTS - 99.9% ( Cost $120,377,713 )			127,246,778
NET OTHER ASSETS AND LIABILITIES - 0.1%			128,937
TOTAL NET ASSETS - 100.0%			$127,375,715

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2010

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 84.7%
Fannie Mae(A) - 26.7%
0.195%, 10/4/10	$1,500,000	$1,499,976
0.18%, 10/5/10	2,000,000	1,999,960
0.185%, 10/27/10	2,000,000	1,999,733
0.18%, 11/3/10	2,000,000	1,999,670
0.16%, 11/9/10	3,000,000	2,999,480
0.17%, 11/10/10	2,000,000	1,999,622
0.17%, 11/24/10	1,500,000	1,499,617
0.175%, 12/1/10	1,500,000	1,499,555
0.175%, 12/8/10	3,500,000	3,498,843
0.18%, 12/13/10	1,500,000	1,499,453
		20,495,909
Federal Home Loan Bank(A) - 26.8%
0.13%, 10/14/10	2,500,000	2,499,882
0.165%, 10/22/10	1,000,000	999,904
0.13%, 10/25/10	1,500,000	1,499,870
0.12%, 10/28/10	1,500,000	1,499,865
0.12%, 11/4/10	1,000,000	999,887
0.12%, 11/18/10	2,500,000	2,499,600
0.12%, 11/23/10	3,000,000	2,999,470
0.17%, 11/30/10	3,500,000	3,499,008
0.12%, 12/2/10	2,000,000	1,999,587
0.18%, 12/27/10	2,000,000	1,999,130
		20,496,203
Freddie Mac(A) - 23.4%
0.17%, 10/12/10	2,000,000	1,999,896
0.18%, 10/13/10	2,000,000	1,999,880
0.175%, 10/20/10	2,250,000	2,249,792
0.14%, 10/25/10	400,000	399,963
0.17%, 11/1/10	2,500,000	2,499,634
0.17%, 11/8/10	3,000,000	2,999,462
0.17%, 11/15/10	2,000,000	1,999,575
0.16%, 11/16/10	2,500,000	2,499,489
0.17%, 12/6/10	1,250,000	1,249,610
		17,897,301
U.S. Treasury Bills(A) - 7.8%
0.116%, 10/28/10	3,000,000	2,999,739
0.127%, 11/26/10	3,000,000	2,999,409
		5,999,148
Total U.S. Government and Agency Obligations ( Cost $64,888,561 )		64,888,561
SHORT-TERM INVESTMENTS - 11.8%
Consumer Staples - 3.9%
Coca-Cola Co.	3,000,000	2,999,117
Financial - 3.9%
Caterpillar Financial Services Co.	3,000,000	2,999,640
Industrials - 4.0%
General Electric Co.	3,000,000	2,999,840
Total Short-Term Investments ( Cost $8,998,597 )		8,998,597
	Shares	Value (Note 1)
INVESTMENT COMPANIES - 3.7%
State Street Institutional US Government Money Market Fund	2,855,771	2,855,771
( Cost $2,855,771 )
TOTAL INVESTMENTS - 100.2% ( Cost $76,742,929 )		76,742,929
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(142,022)
TOTAL NET ASSETS - 100.0%		$76,600,907

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED - 1.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$652,045	$676,102
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		3,820,000	4,156,589
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		3,500,000	3,594,328
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (A), 7%, 2/25/36		277,869	3
Total Asset Backed ( Cost $8,245,585 )			8,427,022
CORPORATE NOTES AND BONDS - 28.0%
Consumer Discretionary - 1.8%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		2,500,000	3,152,350
DR Horton Inc., 5.25%, 2/15/15		1,140,000	1,125,750
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		4,400,000	4,885,478
			9,163,578
Consumer Staples - 0.9%
PepsiCo Inc./NC, 4.65%, 2/15/13		1,165,000	1,269,671
WM Wrigley Jr Co. (C) (D), 3.05%, 6/28/13		3,170,000	3,258,145
			4,527,816
Energy - 1.8%
Hess Corp., 7.875%, 10/1/29		2,460,000	3,184,504
Transocean Inc., 6%, 3/15/18		1,400,000	1,489,040
Transocean Inc., 7.5%, 4/15/31		2,310,000	2,414,615
Valero Energy Corp., 7.5%, 4/15/32		2,275,000	2,480,824
			9,568,983
Financials - 6.0%
American General Finance Corp., 5.85%, 6/1/13		2,885,000	2,661,412
Bank of America Corp., 5.75%, 12/1/17		1,165,000	1,245,564
Bear Stearns Cos. LLC/The, 7.25%, 2/1/18		2,200,000	2,679,897
Goldman Sachs Group Inc./The, 5.7%, 9/1/12		2,750,000	2,959,957
HCP Inc., 6.7%, 1/30/18		2,725,000	2,998,625
Lehman Brothers Holdings Inc. (E), 5.75%, 1/3/17		3,135,000	314
Merrill Lynch & Co. Inc., 6.15%, 4/25/13		2,740,000	2,994,083
Simon Property Group L.P., 5.875%, 3/1/17		1,060,000	1,217,650
SLM Corp., 5.125%, 8/27/12		2,700,000	2,729,506
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,250,000	1,377,181
Swiss Re Solutions Holding Corp., 7.75%, 6/15/30		1,680,000	1,988,302
UBS AG/Stamford CT, 5.75%, 4/25/18		750,000	846,693
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		2,000,000	2,290,696
Wells Fargo & Co., 5.25%, 10/23/12		2,735,000	2,959,749
Western Union Co./The, 5.93%, 10/1/16		2,065,000	2,411,509
			31,361,138
Food & Drug Retailers - 0.2%
New Albertsons Inc., 7.5%, 2/15/11		1,055,000	1,074,781
Health Care - 3.9%
Eli Lilly & Co., 6.57%, 1/1/16		2,600,000	3,160,440
Genentech Inc., 5.25%, 7/15/35		1,740,000	1,863,148
Medco Health Solutions Inc., 7.25%, 8/15/13		3,450,000	3,985,299
Merck & Co. Inc., 5.75%, 11/15/36		3,960,000	4,641,144
Quest Diagnostics Inc/DE, 5.45%, 11/1/15		3,500,000	3,941,021
Wyeth, 6.5%, 2/1/34		2,370,000	2,943,061
			20,534,113
Industrials - 3.6%
Boeing Co./The, 8.625%, 11/15/31		760,000	1,123,193
Boeing Co./The, 6.875%, 10/15/43		1,380,000	1,769,241
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		2,925,000	3,813,434
EI du Pont de Nemours & Co., 5%, 1/15/13		585,000	639,906
General Electric Co., 5%, 2/1/13		3,200,000	3,475,021
Lockheed Martin Corp., 7.65%, 5/1/16		1,450,000	1,839,682
Norfolk Southern Corp., 5.59%, 5/17/25		1,268,000	1,404,364
Norfolk Southern Corp., 7.05%, 5/1/37		1,400,000	1,800,169
Southwest Airlines Co. 1994-A Pass Through Trust, Series A3, 8.7%, 7/1/11		3,148	3,215
Waste Management Inc., 7.125%, 12/15/17		2,465,000	3,018,072
			18,886,297
Information Technology - 1.1%
Cisco Systems Inc., 5.5%, 2/22/16		2,400,000	2,831,155
Xerox Corp., 6.875%, 8/15/11		2,640,000	2,771,105
			5,602,260
Materials - 1.1%
Westvaco Corp., 8.2%, 1/15/30		2,250,000	2,460,841
Weyerhaeuser Co., 7.375%, 3/15/32		3,000,000	3,055,221
			5,516,062
Telecommunication Services - 2.3%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		3,080,000	4,343,881
New Cingular Wireless Services Inc., 7.875%, 3/1/11		4,225,000	4,351,121
Rogers Communications Inc. (F), 6.25%, 6/15/13		3,000,000	3,375,861
			12,070,863
Utilities - 5.3%
Iberdrola USA Inc., 8.05%, 11/15/10		2,000,000	2,011,110
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36		3,445,000	3,855,541
Interstate Power & Light Co., 6.25%, 7/15/39		2,925,000	3,485,500
Progress Energy Inc., 7.75%, 3/1/31		2,400,000	3,168,250
Sierra Pacific Power Co., Series M, 6%, 5/15/16		3,250,000	3,794,346
Southern Power Co., Series B, 6.25%, 7/15/12		3,500,000	3,812,235
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		2,165,000	2,372,554
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		1,165,000	1,267,402
Wisconsin Electric Power Co., 6.5%, 6/1/28		3,000,000	3,668,112
			27,435,050
Total Corporate Notes and Bonds ( Cost $136,353,998 )			145,740,941
MORTGAGE-BACKED SECURITIES - 23.0%
Fannie Mae - 19.4%
4%, 4/1/15 Pool # 255719		1,332,423	1,380,375
5.5%, 4/1/16 Pool # 745444		1,825,410	1,962,087
6%, 5/1/16 Pool # 582558		114,611	124,003
5.5%, 9/1/17 Pool # 657335		413,096	447,965
5.5%, 2/1/18 Pool # 673194		664,692	720,798
5%, 5/1/20 Pool # 813965		2,360,954	2,518,236
4.5%, 9/1/20 Pool # 835465		2,167,894	2,297,919
6%, 5/1/21 Pool # 253847		270,531	293,411
7%, 12/1/29 Pool # 762813		131,551	148,234
7%, 11/1/31 Pool # 607515		130,084	147,761
6.5%, 3/1/32 Pool # 631377		258,933	288,920
7%, 4/1/32 Pool # 641518		5,116	5,807
7%, 5/1/32 Pool # 644591		268,687	305,199
6.5%, 6/1/32 Pool # 545691		2,105,452	2,349,281
5.5%, 4/1/33 Pool # 690206		3,139,403	3,373,082
5%, 10/1/33 Pool # 254903		4,177,445	4,435,520
5.5%, 11/1/33 Pool # 555880		3,750,200	4,029,343
5%, 5/1/34 Pool # 782214		85,024	90,091
5%, 6/1/34 Pool # 778891		1,057,131	1,120,126
Fannie Mae (continued)
5.5%, 6/1/34 Pool # 780384		4,585,783	4,918,525
7%, 7/1/34 Pool # 792636		83,061	93,680
5.5%, 8/1/34 Pool # 793647		452,720	486,472
5.5%, 3/1/35 Pool # 810075		1,981,280	2,118,849
5.5%, 3/1/35 Pool # 815976		2,220,219	2,374,378
5.5%, 7/1/35 Pool # 825283		2,487,990	2,660,742
5%, 8/1/35 Pool # 829670		3,292,882	3,480,874
5.5%, 8/1/35 Pool # 826872		991,343	1,060,176
5%, 9/1/35 Pool # 820347		2,689,534	2,882,650
5%, 9/1/35 Pool # 835699		2,545,210	2,717,647
5%, 10/1/35 Pool # 797669		4,448,954	4,753,084
5.5%, 10/1/35 Pool # 836912		525,348	561,825
5%, 11/1/35 Pool # 844809		3,062,464	3,237,301
5%, 12/1/35 Pool # 850561		2,964,220	3,133,449
5.5%, 2/1/36 Pool # 851330		1,080,154	1,155,154
5.5%, 10/1/36 Pool # 896340		992,386	1,057,880
5.5%, 10/1/36 Pool # 901723		5,135,330	5,474,245
6.5%, 10/1/36 Pool # 894118		2,461,597	2,695,900
6%, 11/1/36 Pool # 902510		3,529,057	3,854,151
5.5%, 2/1/37 Pool # 905140		3,179,220	3,415,629
5.5%, 5/1/37 Pool # 899323		2,783,250	2,961,126
5.5%, 5/1/37 Pool # 928292		1,968,445	2,115,876
6%, 10/1/37 Pool # 947563		3,462,547	3,785,342
5.5%, 7/1/38 Pool # 986973		4,404,393	4,714,653
5%, 8/1/38 Pool # 988934		4,528,679	4,770,694
6.5%, 8/1/38 Pool # 987711		4,198,078	4,582,341
			101,100,801
Freddie Mac - 3.5%
5%, 5/1/18 Pool # E96322		1,890,200	2,017,451
8%, 6/1/30 Pool # C01005		78,391	90,259
7%, 3/1/31 Pool # C48129		261,044	296,177
5%, 7/1/33 Pool # A11325		3,009,586	3,188,928
6%, 10/1/34 Pool # A28439		480,600	523,965
6%, 10/1/34 Pool # A28598		353,054	384,911
5.5%, 11/1/34 Pool # A28282		4,720,775	5,089,645
5%, 4/1/35 Pool # A32314		443,301	473,711
5%, 4/1/35 Pool # A32315		1,072,604	1,150,136
5%, 4/1/35 Pool # A32316		1,217,424	1,304,469
5%, 4/1/35 Pool # A32509		285,239	303,094
5%, 1/1/37 Pool # A56371		3,261,919	3,434,893
			18,257,639
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		55,653	59,953
6.5%, 2/20/29 Pool # 2714		187,738	210,882
6.5%, 4/20/31 Pool # 3068		150,011	167,885
			438,720
Total Mortgage-Backed Securities ( Cost $110,910,432 )			119,797,160
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 45.7%
Fannie Mae - 1.4%
5.25%, 8/1/12		2,400,000	2,589,101
4.625%, 10/15/14		3,905,000	4,424,865
			7,013,966
Federal Farm Credit Bank - 0.9%
5.875%, 10/3/16		4,000,000	4,832,012
Freddie Mac - 1.7%
4.875%, 11/15/13		2,500,000	2,809,732
4.5%, 1/15/14		5,500,000	6,127,704
			8,937,436
U.S. Treasury Bonds - 2.9%
6.625%, 2/15/27		7,350,000	10,606,969
4.5%, 5/15/38		4,000,000	4,600,624
			15,207,593
U.S. Treasury Notes - 38.8%
4.5%, 11/15/10		13,000,000	13,068,549
0.875%, 1/31/11		5,000,000	5,011,525
0.875%, 2/28/11		12,050,000	12,083,885
4.75%, 3/31/11		1,485,000	1,518,355
1%, 7/31/11		5,000,000	5,030,275
4.625%, 12/31/11		23,100,000	24,343,427
1.375%, 2/15/12		11,400,000	11,563,430
4.625%, 2/29/12		6,425,000	6,814,014
1.375%, 5/15/12		2,625,000	2,667,554
4.875%, 6/30/12		6,000,000	6,472,968
3.625%, 5/15/13		4,000,000	4,328,124
3.125%, 8/31/13		2,710,000	2,906,475
4%, 2/15/14		9,500,000	10,529,410
1.875%, 2/28/14		10,000,000	10,366,410
4.25%, 8/15/14		11,200,000	12,628,874
2.375%, 9/30/14		3,600,000	3,799,688
2.625%, 12/31/14		20,000,000	21,304,680
2.5%, 3/31/15		1,750,000	1,855,683
4.25%, 8/15/15		8,900,000	10,171,730
4.25%, 11/15/17		9,100,000	10,529,692
2.75%, 2/15/19		19,750,000	20,489,084
3.375%, 11/15/19		4,000,000	4,309,064
			201,792,896
Total U.S. Government and Agency Obligations ( Cost $222,818,787 )			237,783,903
		Shares	Value (Note 1)
INVESTMENT COMPANIES - 0.9%
State Street Institutional US Government Money Market Fund		4,842,314	4,842,314
Total Investment Companies ( Cost $4,842,314 )
TOTAL INVESTMENTS - 99.2% ( Cost $483,171,116 )			516,591,340
NET OTHER ASSETS AND LIABILITIES - 0.8%			4,369,989
TOTAL NET ASSETS - 100.0%			$520,961,329

(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2010.
(C)	Illiquid security (see Note 3).
(D)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(E)	In Default. Issuer is bankrupt.
(F)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.5% of total net assets.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 94.8%
Consumer Discretionary - 30.3%
Auto Components - 1.7%
American Axle & Manufacturing Holdings Inc. (A), 9.25%, 1/15/17		$500,000	$547,500
American Axle & Manufacturing Inc., 7.875%, 3/1/17		200,000	198,250
Goodyear Tire & Rubber Co/The, 10.5%, 5/15/16		500,000	566,250
Tenneco Inc., 8.125%, 11/15/15		350,000	366,188
			1,678,188
Consumer Finance - 0.5%
Ally Financial Inc. (A), 7.5%, 9/15/20		500,000	532,500
Hotels, Restaurants & Leisure - 5.3%
Ameristar Casinos Inc., 9.25%, 6/1/14		500,000	533,750
Boyd Gaming Corp., 6.75%, 4/15/14		200,000	178,000
Isle of Capri Casinos Inc., 7%, 3/1/14		500,000	452,500
MCE Finance Ltd. (A) (B), 10.25%, 5/15/18		500,000	556,250
MGM Resorts International, 8.375%, 2/1/11		750,000	757,500
MGM Resorts International, 6.75%, 9/1/12		500,000	472,500
MGM Resorts International, 6.75%, 4/1/13		150,000	139,312
Penn National Gaming Inc., 6.75%, 3/1/15		300,000	300,000
Penn National Gaming Inc., 8.75%, 8/15/19		250,000	265,625
Pinnacle Entertainment Inc., 8.625%, 8/1/17		500,000	530,625
Pinnacle Entertainment Inc., 8.75%, 5/15/20		300,000	295,500
Scientific Games International Inc. (A), 7.875%, 6/15/16		750,000	761,250
			5,242,812
Household Durables - 1.1%
Jarden Corp., 7.5%, 5/1/17		500,000	517,500
Spectrum Brands Holdings Inc. (A), 9.5%, 6/15/18		500,000	536,250
			1,053,750
Leisure Equipment & Products - 0.3%
Easton-Bell Sports Inc., 9.75%, 12/1/16		250,000	271,563
Media - 13.9%
Allbritton Communications Co., 8%, 5/15/18		950,000	952,375
Belo Corp., 8%, 11/15/16		500,000	534,375
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	264,375
Cablevision Systems Corp., 8%, 4/15/20		250,000	269,062
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 8.125%, 4/30/20		1,000,000	1,060,000
Cenveo Corp., 8.875%, 2/1/18		500,000	494,375
Gray Television Inc., 10.5%, 6/29/15		500,000	499,375
Hughes Network Systems LLC/HNS Finance Corp., 9.5%, 4/15/14		1,000,000	1,035,000
Intelsat Jackson Holdings S.A. (B), 11.25%, 6/15/16		500,000	543,750
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17		1,250,000	1,339,062
Interpublic Group of Cos. Inc/The (C), 4.25%, 3/15/23		125,000	135,313
Lamar Media Corp., 6.625%, 8/15/15		250,000	255,938
Lamar Media Corp., Series C, 6.625%, 8/15/15		500,000	506,250
Liberty Media LLC (C) (D), 3.125%, 3/30/23		250,000	275,312
LIN Television Corp., 6.5%, 5/15/13		950,000	950,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15		500,000	511,250
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19		450,000	465,750
Quebecor Media Inc. (B), 7.75%, 3/15/16		500,000	515,625
Sirius XM Radio Inc. (C), 3.25%, 10/15/11		250,000	247,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (A) (B), 8.125%, 12/1/17		1,000,000	1,040,000
Viasat Inc., 8.875%, 9/15/16		500,000	538,125
Virgin Media Finance PLC (B), 9.125%, 8/15/16		850,000	909,500
WMG Acquisition Corp., 7.375%, 4/15/14		250,000	235,625
XM Satellite Radio Inc. (A) (C), 7%, 12/1/14		250,000	272,500
			13,850,437
Multiline Retail - 1.3%
Neiman Marcus Group Inc/The, PIK, 9%, 10/15/15		250,000	259,688
Sears Holding Corp. (A), 6.625%, 10/15/18		1,000,000	1,000,000
			1,259,688
Specialty Retail - 4.8%
KAR Auction Services Inc., 8.75%, 5/1/14		500,000	520,625
Leslie's Poolmart, 7.75%, 2/1/13		900,000	909,000
Ltd. Brands Inc., 6.9%, 7/15/17		250,000	265,000
Michaels Stores Inc., 11.375%, 11/1/16		1,500,000	1,629,375
Penske Automotive Group Inc., 7.75%, 12/15/16		750,000	732,187
Yankee Acquisition Corp/MA, Series B, 8.5%, 2/15/15		750,000	774,375
			4,830,562
Textiles, Apparel & Luxury Goods - 1.4%
Iconix Brand Group Inc. (C), 1.875%, 6/30/12		400,000	388,500
Levi Strauss & Co., 7.625%, 5/15/20		500,000	518,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20		500,000	526,875
			1,434,125
			30,153,625
Consumer Staples - 6.3%
ACCO Brands Corp., 10.625%, 3/15/15		250,000	279,375
ACCO Brands Corp., 7.625%, 8/15/15		500,000	480,000
Central Garden and Pet Co., 8.25%, 3/1/18		500,000	510,625
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	209,250
Ingles Markets Inc., 8.875%, 5/15/17		750,000	808,125
NBTY Inc., 7.125%, 10/1/15		350,000	363,125
NBTY Inc. (A), 9%, 10/1/18		1,000,000	1,050,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 9.25%, 4/1/15		500,000	520,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 8.25%, 9/1/17		500,000	506,250
Sealy Mattress Co., 8.25%, 6/15/14		250,000	251,875
Stater Brothers Holdings, 8.125%, 6/15/12		250,000	250,312
Stater Brothers Holdings, 7.75%, 4/15/15		500,000	512,500
Tops Markets LLC (A), 10.125%, 10/15/15		500,000	536,875
			6,278,312
Energy - 7.2%
Complete Production Services Inc., 8%, 12/15/16		750,000	772,500
Continental Resources Inc/OK, 8.25%, 10/1/19		250,000	273,750
EXCO Resources Inc., 7.25%, 1/15/11		1,000,000	1,001,250
EXCO Resources Inc., 7.5%, 9/15/18		1,000,000	993,750
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20		750,000	804,375
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		150,000	151,875
Helix Energy Solutions Group Inc. (C), 3.25%, 12/15/25		500,000	460,625
Key Energy Services Inc., 8.375%, 12/1/14		750,000	791,250
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., Series B, 8.75%, 4/15/18		1,000,000	1,080,000
Petroplus Finance Ltd. (A) (B), 7%, 5/1/17		250,000	217,500
Plains Exploration & Production Co., 10%, 3/1/16		500,000	570,000
			7,116,875
Financials - 2.2%
CIT Group Inc., Series ., 7%, 5/1/16		600,000	591,000
Nuveen Investments Inc., 10.5%, 11/15/15		1,000,000	993,750
Trans Union LLC/TransUnion Financing Corp. (A), 11.375%, 6/15/18		500,000	570,000
			2,154,750
Health Care - 5.7%
Biomet Inc., 10%, 10/15/17		250,000	275,938
Biomet Inc., 11.625%, 10/15/17		750,000	835,312
Capella Healthcare Inc. (A), 9.25%, 7/1/17		250,000	267,500
HCA Inc., 5.75%, 3/15/14		250,000	246,563
Hologic Inc. (C) (D), 2%, 12/15/37		500,000	462,500
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 6/15/14		500,000	511,250
Stewart Enterprises Inc. (D) (E), 6.25%, 2/15/13		500,000	501,250
Health Care (continued)
Tenet Healthcare Corp. (A), 8%, 8/1/20		500,000	498,750
Valeant Pharmaceuticals International (A), 7%, 10/1/20		1,000,000	1,022,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., 8%, 2/1/18		1,000,000	1,015,000
			5,636,563
Industrials - 18.6%
Affinion Group Inc., 10.125%, 10/15/13		250,000	256,875
Affinion Group Inc., 11.5%, 10/15/15		750,000	792,187
ARAMARK Corp., 8.5%, 2/1/15		1,750,000	1,820,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (D), 7.625%, 5/15/14		500,000	507,500
Baldor Electric Co., 8.625%, 2/15/17		750,000	802,500
Bristow Group Inc., 6.125%, 6/15/13		500,000	506,250
Bristow Group Inc., 7.5%, 9/15/17		750,000	768,750
Casella Waste Systems Inc., 9.75%, 2/1/13		1,000,000	1,007,500
Covanta Holding Corp. (C), 1%, 2/1/27		100,000	96,625
FTI Consulting Inc., 7.75%, 10/1/16		750,000	780,000
Gulfmark Offshore Inc. (D), 7.75%, 7/15/14		255,000	255,956
Hertz Corp/The, 8.875%, 1/1/14		500,000	513,125
Hertz Corp/The, 10.5%, 1/1/16		200,000	212,500
Iron Mountain Inc., 7.75%, 1/15/15		268,000	270,680
Mac-Gray Corp., 7.625%, 8/15/15		500,000	486,250
Moog Inc., 7.25%, 6/15/18		500,000	507,500
Pinafore LLC/Pinafore Inc. (A), 9%, 10/1/18		1,000,000	1,050,000
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18		500,000	508,125
RSC Equipment Rental Inc/RSC Holdings III LLC, 9.5%, 12/1/14		900,000	932,625
ServiceMaster Co/The, PIK (A), 10.75%, 7/15/15		1,000,000	1,065,000
Terex Corp., 8%, 11/15/17		550,000	550,688
Texas Industries Inc. (A), 9.25%, 8/15/20		400,000	415,000
Trinity Industries Inc. (C), 3.875%, 6/1/36		1,000,000	905,000
United Rentals North America Inc., 7.75%, 11/15/13		550,000	556,875
United Rentals North America Inc., 10.875%, 6/15/16		250,000	282,188
USG Corp. (D), 9.5%, 1/15/18		500,000	490,625
WCA Waste Corp. (E), 9.25%, 6/15/14		1,000,000	1,035,000
West Corp/Old, 9.5%, 10/15/14		600,000	627,750
West Corp/Old, 11%, 10/15/16		450,000	478,125
			18,481,199
Information Technology - 6.8%
ADC Telecommunications Inc. (D), 1.121%, 6/15/13		500,000	495,625
Advanced Micro Devices Inc. (C), 6%, 5/1/15		477,000	469,249
Advanced Micro Devices Inc. (A), 7.75%, 8/1/20		500,000	516,250
Advanced Micro Devices, Inc., 8.125%, 12/15/17		250,000	263,750
Alcatel-Lucent USA Inc., Series B (C) (D), 2.875%, 6/15/25		1,100,000	996,875
Sanmina-SCI Corp., 8.125%, 3/1/16		900,000	922,500
SunGard Data Systems Inc., 9.125%, 8/15/13		1,500,000	1,531,875
SunGard Data Systems Inc., 10.625%, 5/15/15		750,000	836,250
Syniverse Technologies Inc., Series B (E), 7.75%, 8/15/13		750,000	765,937
			6,798,311
Materials - 5.2%
AK Steel Corp., 7.625%, 5/15/20		500,000	506,250
Arch Coal Inc., 7.25%, 10/1/20		500,000	528,125
Cascades Inc. (B), 7.875%, 1/15/20		250,000	260,625
Ferro Corp., 7.875%, 8/15/18		500,000	518,750
Graham Packaging Co. LP/GPC Capital Corp. I (A), 8.25%, 1/1/17		500,000	507,500
Graphic Packaging International Inc., 9.5%, 6/15/17		350,000	372,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		250,000	245,000
Huntsman International LLC, 7.875%, 11/15/14		500,000	518,750
Huntsman International LLC, 5.5%, 6/30/16		500,000	478,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 7.75%, 10/15/16		1,000,000	1,017,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 8.5%, 5/15/18		250,000	244,375
			5,198,375
Telecommunication Services - 8.0%
Angel Lux Common S.A. (A) (B) (E), 8.875%, 5/1/16		1,000,000	1,062,500
Level 3 Communications Inc. (C), 3.5%, 6/15/12		850,000	804,312
PAETEC Holding Corp., 8.875%, 6/30/17		900,000	940,500
Qwest Communications International Inc. (D), 7.5%, 2/15/14		500,000	510,000
Qwest Communications International Inc., Series B, 7.5%, 2/15/14		500,000	510,000
Sprint Nextel Corp., 8.375%, 8/15/17		1,000,000	1,085,000
tw telecom holdings, Inc., 8%, 3/1/18		500,000	523,750
Wind Acquisition Finance S.A. (A) (B), 11.75%, 7/15/17		1,000,000	1,120,625
Windstream Corp., 8.625%, 8/1/16		600,000	634,500
Windstream Corp., 7.875%, 11/1/17		500,000	521,250
Windstream Corp., 7%, 3/15/19		250,000	245,000
			7,957,437
Utilities - 4.5%
AES Corp/The, 8%, 6/1/20		500,000	542,500
Calpine Corp. (A), 7.25%, 10/15/17		910,000	925,925
Mirant Americas Generation LLC, 8.3%, 5/1/11		750,000	769,688
Mirant Americas Generation LLC, 8.5%, 10/1/21		500,000	481,250
Mirant North America LLC, 7.375%, 12/31/13		250,000	257,500
NRG Energy Inc., 7.375%, 2/1/16		750,000	771,562
NRG Energy Inc. (A), 8.25%, 9/1/20		250,000	257,813
RRI Energy Inc., 7.625%, 6/15/14		500,000	495,000
			4,501,238
Total Corporate Notes and Bonds ( Cost $88,628,712 )			94,276,685
		Shares	Value (Note 1)
INVESTMENT COMPANIES - 5.0%
State Street Institutional US Government Money Market Fund		4,968,605	4,968,605
Total Investment Companies ( Cost $4,968,605 )
TOTAL INVESTMENTS - 99.8% ( Cost $93,597,317 )			99,245,290
NET OTHER ASSETS AND LIABILITIES - 0.2%			220,255
TOTAL NET ASSETS - 100.0%			$99,465,545

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.6% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of September 30, 2010.
(E)	Illiquid security (see Note 3).

PIK	Payment in Kind.
PLC	Public Limited Company.
ULC	Unlimited Limited Company

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 50.4%
Consumer Discretionary - 2.3%
McDonald's Corp.	42,000	$3,129,420
Omnicom Group Inc.	83,000	3,276,840
VF Corp.	41,000	3,321,820
		9,728,080
Consumer Staples - 9.0%
Altria Group Inc.	143,000	3,434,860
Avon Products Inc.	102,500	3,291,275
Coca-Cola Co/The	89,900	5,260,948
Diageo PLC, ADR	29,000	2,001,290
Kraft Foods Inc., Class A	140,018	4,320,956
PepsiCo Inc./NC	81,000	5,381,640
Philip Morris International Inc.	122,000	6,834,440
Procter & Gamble Co/The	49,000	2,938,530
Sysco Corp.	63,000	1,796,760
Walgreen Co.	73,000	2,445,500
		37,706,199
Energy - 6.6%
Chevron Corp.	134,000	10,860,700
ConocoPhillips	133,000	7,638,190
Ensco PLC, ADR	53,000	2,370,690
Marathon Oil Corp.	129,000	4,269,900
Spectra Energy Corp.	114,500	2,581,975
		27,721,455
Financials - 5.3%
Axis Capital Holdings Ltd.	88,000	2,898,720
Bank of New York Mellon Corp/The	109,100	2,850,783
NYSE Euronext	77,000	2,199,890
Travelers Cos. Inc/The	78,000	4,063,800
US Bancorp	165,000	3,567,300
Wells Fargo & Co.	149,000	3,744,370
Willis Group Holdings PLC	88,000	2,712,160
		22,037,023
Health Care - 8.8%
Baxter International Inc.	70,000	3,339,700
Johnson & Johnson	135,000	8,364,600
Medtronic Inc.	95,000	3,190,100
Merck & Co. Inc.	222,000	8,171,820
Novartis AG, ADR	80,000	4,613,600
Pfizer Inc.	540,019	9,272,126
		36,951,946
Industrials - 4.6%
3M Co.	37,500	3,251,625
Honeywell International Inc.	63,200	2,777,008
Illinois Tool Works Inc.	77,000	3,620,540
Lockheed Martin Corp.	47,000	3,350,160
United Technologies Corp.	26,800	1,908,964
Waste Management Inc.	117,400	4,195,876
		19,104,173
Information Technology - 7.0%
Automatic Data Processing Inc.	58,600	2,462,958
Broadridge Financial Solutions Inc.	146,000	3,339,020
Intel Corp.	346,000	6,653,580
International Business Machines Corp.	22,200	2,977,908
Linear Technology Corp.	66,000	2,028,180
Information Technology (continued)
Maxim Integrated Products Inc.	107,000	1,980,570
Microsoft Corp.	170,000	4,163,300
Paychex Inc.	91,000	2,501,590
QUALCOMM Inc.	72,000	3,248,640
		29,355,746
Materials - 1.4%
Air Products & Chemicals Inc.	40,000	3,312,800
Nucor Corp.	65,000	2,483,000
		5,795,800
Telecommunication Services - 3.1%
AT&T Inc.	298,015	8,523,229
Verizon Communications Inc.	66,000	2,150,940
Vodafone Group PLC, ADR	97,000	2,406,570
		13,080,739
Utilities - 2.3%
Duke Energy Corp.	122,000	2,160,620
Exelon Corp.	60,000	2,554,800
FirstEnergy Corp.	67,000	2,582,180
Progress Energy Inc.	47,000	2,087,740
		9,385,340
Total Common Stocks ( Cost $192,555,350 )		210,866,501
	Par Value	Value (Note 1)
ASSET BACKED - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$599,648	621,773
CarMax Auto Owner Trust, Series 2007-2, Class B, ABS, 5.37%, 3/15/13	1,975,000	2,021,831
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	2,045,000	2,225,190
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (A), 7%, 2/25/36	115,076	1
Total Asset Backed ( Cost $4,742,867 )		4,868,795
CORPORATE NOTES AND BONDS - 21.3%
Consumer Discretionary - 1.6%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	2,000,000	2,521,880
DR Horton Inc., 5.25%, 2/15/15	515,000	508,562
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	2,054,122
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,664,000
		6,748,564
Consumer Staples - 1.0%
Kraft Foods Inc., 6.5%, 11/1/31	2,025,000	2,328,298
PepsiCo Inc./NC, 4.65%, 2/15/13	620,000	675,705
WM Wrigley Jr Co. (B) (C), 3.05%, 6/28/13	1,310,000	1,346,426
		4,350,429
Energy - 1.2%
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,871,571
Hess Corp., 7.875%, 10/1/29	1,150,000	1,488,691
Transocean Inc., 6%, 3/15/18	750,000	797,700
Transocean Inc., 7.5%, 4/15/31	1,030,000	1,076,647
		5,234,609

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 5.7%
American General Finance Corp., 5.85%, 6/1/13		1,115,000	1,028,587
Bank of America Corp., 5.75%, 12/1/17		620,000	662,875
Bear Stearns Cos. LLC/The, 7.25%, 2/1/18		1,130,000	1,376,493
HCP Inc., 6.7%, 1/30/18		1,450,000	1,595,599
Lehman Brothers Holdings Inc. (E), 5.75%, 1/3/17		1,735,000	174
Merrill Lynch & Co. Inc., 6.15%, 4/25/13		1,415,000	1,546,214
National Rural Utilities Cooperative Finance Corp., Series C, MTN, 7.25%, 3/1/12		2,400,000	2,611,855
Nationwide Health Properties Inc., Series D, MTN, 8.25%, 7/1/12		2,400,000	2,611,742
Nissan Motor Acceptance Corp. (B) (C), 5.625%, 3/14/11		3,240,000	3,308,824
Simon Property Group L.P., 5.875%, 3/1/17		530,000	608,825
SLM Corp., 5.125%, 8/27/12		1,505,000	1,521,447
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,000,000	1,101,745
Swiss Re Solutions Holding Corp., 7.75%, 6/15/30		785,000	929,058
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		2,000,000	2,290,696
Wells Fargo & Co., 5.25%, 10/23/12		1,450,000	1,569,154
Western Union Co./The, 5.93%, 10/1/16		935,000	1,091,894
			23,855,182
Food & Drug Retailers - 0.1%
New Albertsons Inc., 7.5%, 2/15/11		430,000	438,062
Health Care - 3.2%
Amgen Inc., 5.85%, 6/1/17		3,950,000	4,715,356
Eli Lilly & Co., 6.57%, 1/1/16		1,200,000	1,458,665
Genentech Inc., 5.25%, 7/15/35		740,000	792,373
Medco Health Solutions Inc., 7.25%, 8/15/13		1,550,000	1,790,496
Merck & Co. Inc., 5.75%, 11/15/36		1,320,000	1,547,048
Quest Diagnostics Inc/DE, 5.45%, 11/1/15		1,500,000	1,689,009
Wyeth, 6.5%, 2/1/34		1,100,000	1,365,978
			13,358,925
Industrials - 2.0%
Boeing Co./The, 8.625%, 11/15/31		350,000	517,260
Boeing Co./The, 6.875%, 10/15/43		620,000	794,876
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		1,365,000	1,779,602
EI du Pont de Nemours & Co., 5%, 1/15/13		310,000	339,096
Lockheed Martin Corp., 7.65%, 5/1/16		780,000	989,622
Norfolk Southern Corp., 5.59%, 5/17/25		957,000	1,059,919
Norfolk Southern Corp., 7.05%, 5/1/37		1,050,000	1,350,127
Waste Management Inc., 7.125%, 12/15/17		1,150,000	1,408,025
			8,238,527
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		960,000	1,132,462
Materials - 0.3%
Westvaco Corp., 8.2%, 1/15/30		1,025,000	1,121,050
Telecommunication Services - 0.9%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		1,780,000	2,510,425
Rogers Communications Inc. (D), 6.25%, 6/15/13		1,315,000	1,479,752
			3,990,177
Utilities - 5.0%
Iberdrola USA Inc., 8.05%, 11/15/10		2,000,000	2,011,110
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36		1,555,000	1,740,309
Interstate Power & Light Co., 6.25%, 7/15/39		1,365,000	1,626,567
MidAmerican Energy Co., 5.65%, 7/15/12		4,000,000	4,307,368
Nevada Power Co., Series R, 6.75%, 7/1/37		1,600,000	1,945,786
Progress Energy Inc., 7.75%, 3/1/31		2,000,000	2,640,208
Sierra Pacific Power Co., Series M, 6%, 5/15/16		474,000	553,391
Southern Power Co., Series B, 6.25%, 7/15/12		1,500,000	1,633,815
Utilities (Continued)
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		835,000	915,050
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		620,000	674,497
Westar Energy Inc., 6%, 7/1/14		2,400,000	2,757,468
			20,805,569
Total Corporate Notes and Bonds ( Cost $82,709,431 )			89,273,556
MORTGAGE-BACKED SECURITIES - 12.0%
Fannie Mae - 10.3%
4%, 4/1/15 Pool # 255719		625,551	648,063
5.5%, 4/1/16 Pool # 745444		705,443	758,263
6%, 5/1/16 Pool # 582558		210,121	227,339
5%, 12/1/17 Pool # 672243		1,273,790	1,359,444
4.5%, 9/1/20 Pool # 835465		1,332,722	1,412,655
6%, 5/1/21 Pool # 253847		230,154	249,618
7%, 12/1/29 Pool # 762813		61,606	69,419
7%, 11/1/31 Pool # 607515		130,084	147,761
7%, 4/1/32 Pool # 641518		2,740	3,110
7%, 5/1/32 Pool # 644591		147,714	167,788
5.5%, 10/1/33 Pool # 254904		1,099,390	1,181,222
5.5%, 11/1/33 Pool # 555880		3,750,200	4,029,343
5%, 5/1/34 Pool # 780890		3,595,805	3,810,081
7%, 7/1/34 Pool # 792636		39,756	44,839
5.5%, 8/1/34 Pool # 793647		437,374	469,982
5.5%, 3/1/35 Pool # 815976		2,154,105	2,303,674
5.5%, 7/1/35 Pool # 825283		1,034,361	1,106,181
5.5%, 8/1/35 Pool # 826872		435,017	465,223
5%, 9/1/35 Pool # 820347		1,099,226	1,178,153
5%, 9/1/35 Pool # 835699		1,065,394	1,137,574
5%, 10/1/35 Pool # 797669		1,393,648	1,488,918
5.5%, 10/1/35 Pool # 836912		1,148,004	1,227,715
5%, 12/1/35 Pool # 850561		1,240,012	1,310,805
5.5%, 12/1/35 Pool # 844583		2,616,381	2,798,047
5.5%, 2/1/36 Pool # 851330		485,139	518,825
5.5%, 9/1/36 Pool # 831820		2,063,443	2,253,373
6%, 9/1/36 Pool # 831741		1,506,024	1,626,620
5.5%, 10/1/36 Pool # 896340		446,505	475,973
5.5%, 10/1/36 Pool # 901723		1,925,749	2,052,842
5.5%, 12/1/36 Pool # 902853		2,020,213	2,158,565
5.5%, 12/1/36 Pool # 903059		1,941,555	2,088,774
5.5%, 12/1/36 Pool # 907512		1,764,263	1,880,699
5.5%, 12/1/36 Pool # 907635		2,151,584	2,328,275
			42,979,163
Freddie Mac - 1.7%
8%, 6/1/30 Pool # C01005		62,712	72,207
6.5%, 1/1/32 Pool # C62333		229,120	254,400
5%, 7/1/33 Pool # A11325		3,009,586	3,188,929
6%, 10/1/34 Pool # A28439		222,887	242,998
6%, 10/1/34 Pool # A28598		163,735	178,510
5%, 4/1/35 Pool # A32314		239,721	256,166
5%, 4/1/35 Pool # A32315		478,965	513,587
5%, 4/1/35 Pool # A32316		418,488	448,409
5%, 4/1/35 Pool # A32509		189,440	201,298
5%, 1/1/37 Pool # A56371		1,630,960	1,717,446
			7,073,950
Ginnie Mae – 0.0%
6.5%, 4/20/31 Pool # 3068		123,538	138,258
Total Mortgage-Backed Securities ( Cost $46,608,591 )			50,191,371
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.4%
U.S. Treasury Bond - 1.1%
6.625%, 2/15/27		3,270,000	4,719,019
U.S. Treasury Notes - 12.3%
4.5%, 11/15/10		500,000	502,636
0.875%, 2/28/11		2,050,000	2,055,765
4.75%, 3/31/11		500,000	511,230
4.875%, 4/30/11		3,900,000	4,005,117
1%, 7/31/11		3,000,000	3,018,165
4.625%, 12/31/11		3,150,000	3,319,558
1.375%, 2/15/12		1,125,000	1,141,128
4.625%, 2/29/12		3,400,000	3,605,860
1.375%, 5/15/12		1,312,000	1,333,269
4%, 11/15/12		2,500,000	2,690,625
3.625%, 5/15/13		1,980,000	2,142,421
3.125%, 8/31/13		1,175,000	1,260,187
4%, 2/15/14		4,810,000	5,331,207
4.25%, 8/15/14		4,965,000	5,598,425
2.375%, 9/30/14		1,400,000	1,477,657
2.5%, 3/31/15		795,000	843,010
4.5%, 2/15/16		3,550,000	4,119,107
4.25%, 11/15/17		5,100,000	5,901,256
2.75%, 2/15/19		1,300,000	1,348,649
3.375%, 11/15/19		1,000,000	1,077,266
			51,282,538
Total U.S. Government and Agency Obligations ( Cost $52,125,897 )			56,001,557
		Shares	Value (Note 1)
INVESTMENT COMPANIES - 1.0%
State Street Institutional US Government Money Market Fund		4,080,818	4,080,818
Total Investment Companies ( Cost $4,080,818 )
TOTAL INVESTMENTS - 99.3% ( Cost $382,822,954 )			415,282,598
NET OTHER ASSETS AND LIABILITIES - 0.7%			3,016,238
TOTAL NET ASSETS - 100.0%			$418,298,836

(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)	Illiquid security (see Note 3).
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(E)	In Default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 86.4%
Consumer Discretionary - 12.2%

Bed Bath & Beyond Inc.*	500	$ 21,705
Best Buy Co. Inc.	1,000	40,830
Coach Inc.	800	34,368
Kohl's Corp.*	500	26,340
Target Corp.	600	32,064
Yum! Brands Inc.	600	27,636
		182,943

Energy - 12.6%

EOG Resources Inc.	400	37,188
Noble Corp.*	500	16,895
Petrohawk Energy Corp.*	1,300	20,982
Schlumberger Ltd.	700	43,127
Southwestern Energy Co*	1,200	40,128
Weatherford International Ltd.*	1,800	30,780
		189,100

Financials - 22.5%

Affiliated Managers Group Inc.*	500	39,005
Aflac Inc.	600	31,026
Bank of New York Mellon Corp./The	1,500	39,195
Capital One Financial Corp.	1,000	39,550
Franklin Resources Inc.	300	32,070
Goldman Sachs Group Inc./The	200	28,916
IntercontinentalExchange Inc.*	500	52,360
State Street Corp.	1,000	37,660
Wells Fargo & Co	1,500	37,695
		337,477

Health Care - 13.2%

Celgene Corp.*	500	28,805
Community Health Systems Inc.*	1,200	37,164
Genzyme Corp.*	400	28,316
Gilead Sciences Inc.*	1,000	35,610
Mylan Inc./PA*	1,900	35,739
St. Jude Medical Inc.*	400	15,736
UnitedHealth Group Inc.	500	17,555
		198,925

Industrials - 1.6%

Jacobs Engineering Group Inc.*	600	23,220

Information Technology - 24.2%

Adobe Systems Inc.*	1,200	31,380
BMC Software Inc.*	800	32,384
Cisco Systems Inc.*	2,100	45,990
Google Inc., Class A*	100	52,579
Hewlett-Packard Co	700	29,449
Intel Corp.	1,900	36,537
QUALCOMM Inc.	900	40,608
Varian Semiconductor Equipment Associates Inc.*	800	23,024
Visa Inc., Class A	600	44,556
Yahoo! Inc.*	1,900	26,923
		363,430

Total Common Stocks
(Cost $1,259,223)		1,295,095

INVESTMENT COMPANIES - 2.3%

Powershares QQQ Nasdaq 100	700	34,356
(Cost $34,522)

Repurchase Agreement - 27.5%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $421,575 in Freddie Mac Gold Pool #E01424
due 8/1/18. Proceeds at maturity are $413,288 (Cost $413,288)		413,288

TOTAL INVESTMENTS - 116.1% (Cost $1,707,033)		1,742,739

NET OTHER ASSETS AND LIABILITIES - (11.5%)		($172,576)
Total Call Options Written - (4.6%)		($68,817)

TOTAL NET ASSETS - 100%		$1,501,346

*Non-income producing
	Shares	Value (Note 1)
COMMON STOCKS - 86.4%
Consumer Discretionary - 12.2%

Bed Bath & Beyond Inc.*	500	$ 21,705
Best Buy Co. Inc.	1,000	40,830
Coach Inc.	800	34,368
Kohl's Corp.*	500	26,340
Target Corp.	600	32,064
Yum! Brands Inc.	600	27,636
		182,943

Energy - 12.6%

EOG Resources Inc.	400	37,188
Noble Corp.*	500	16,895
Petrohawk Energy Corp.*	1,300	20,982
Schlumberger Ltd.	700	43,127
Southwestern Energy Co*	1,200	40,128
Weatherford International Ltd.*	1,800	30,780
		189,100

Financials - 22.5%

Affiliated Managers Group Inc.*	500	39,005
Aflac Inc.	600	31,026
Bank of New York Mellon Corp./The	1,500	39,195
Capital One Financial Corp.	1,000	39,550
Franklin Resources Inc.	300	32,070
Goldman Sachs Group Inc./The	200	28,916
IntercontinentalExchange Inc.*	500	52,360
State Street Corp.	1,000	37,660
Wells Fargo & Co	1,500	37,695
		337,477

Health Care - 13.2%

Celgene Corp.*	500	28,805
Community Health Systems Inc.*	1,200	37,164
Genzyme Corp.*	400	28,316
Gilead Sciences Inc.*	1,000	35,610
Mylan Inc./PA*	1,900	35,739
St. Jude Medical Inc.*	400	15,736
UnitedHealth Group Inc.	500	17,555
		198,925

Industrials - 1.6%

Jacobs Engineering Group Inc.*	600	23,220

Information Technology - 24.2%

Adobe Systems Inc.*	1,200	31,380
BMC Software Inc.*	800	32,384
Cisco Systems Inc.*	2,100	45,990
Google Inc., Class A*	100	52,579
Hewlett-Packard Co	700	29,449
Intel Corp.	1,900	36,537
QUALCOMM Inc.	900	40,608
Varian Semiconductor Equipment Associates Inc.*	800	23,024
Visa Inc., Class A	600	44,556
Yahoo! Inc.*	1,900	26,923
		363,430

Total Common Stocks
(Cost $1,259,223)		1,295,095

INVESTMENT COMPANIES - 2.3%

Powershares QQQ Nasdaq 100	700	34,356
(Cost $34,522)

Repurchase Agreement - 27.5%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $421,575 in Freddie Mac Gold Pool #E01424
due 8/1/18. Proceeds at maturity are $413,288 (Cost $413,288)		413,288

TOTAL INVESTMENTS - 116.1% (Cost $1,707,033)		1,742,739

NET OTHER ASSETS AND LIABILITIES - (11.5%)		($172,576)
Total Call Options Written - (4.6%)		($68,817)

TOTAL NET ASSETS - 100%		$1,501,346

*Non-income producing

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Equity Income Fund Portfolio of Investments (unaudited)

Underlying Security	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	8	April 2011	34.00	$324
Affiliated Managers Group Inc.	5	December 2010	75.00	$3,450
Aflac Inc.	6	October 2010	48.00	$2,415
Bed Bath & Beyond Inc.	5	October 2010	40.00	$1,800
Best Buy Co. Inc.	10	December 2010	40.00	$2,935
BMC Software Inc.	8	November 2010	39.00	$2,420
Capital One Financial Corp.	8	March 2011	43.00	$2,020
Celgene Corp.	5	October 2010	57.50	$590
Cisco Systems Inc.	15	October 2010	24.00	$38
Coach Inc.	8	January 2011	40.00	$4,120
Community Health Systems Inc.	12	January 2011	33.00	$2,280
EOG Resources Inc.	4	January 2011	100.00	$1,650
Franklin Resources Inc.	3	October 2010	100.00	$2,490
Genzyme Corp.	4	October 2010	55.00	$6,360
Gilead Sciences Inc.	10	May 2011	40.00	$1,705
Goldman Sachs Group Inc./The	1	October 2010	140.00	$598
Google Inc.	1	January 2011	530.00	$3,055
Hewlett-Packard Co	7	February 2011	44.00	$1,540
Intel Corp.	19	April 2011	20.00	$2,223
IntercontinentalExchange Inc.	3	January 2011	110.00	$1,695
Jacobs Engineering Group Inc.	4	October 2010	44.00	$20
Kohl's Corp.	3	October 2010	55.00	$90
Kohl's Corp.	4	January 2011	55.00	$880
Noble Corp.	5	March 2011	40.00	$498
Powershares QQQ Nasdaq 100	7	January 2011	50.00	$1,491
QUALCOMM Inc.	9	October 2010	37.00	$7,358
Schlumberger Ltd.	7	October 2010	60.00	$1,754
St Jude Medical Inc.	4	October 2010	40.00	$180
State Street Corp.	10	January 2011	40.00	$2,130
Target Corp.	6	October 2010	52.50	$921
UnitedHealth Group Inc.	5	January 2011	35.00	$1,150
Varian Semiconductor Equipment Associates Inc.	8	January 2011	35.00	$460
Visa Inc.	6	January 2011	75.00	$2,655
Weatherford International Ltd.	18	January 2011	17.50	$2,286
Wells Fargo & Co	11	October 2010	30.00	$17
Yahoo! Inc.	13	October 2010	16.00	$72
Yum! Brands Inc.	6	October 2010	41.00	$3,150

Total Call Options
(Premiums received $53,204)				$68,817

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.8%
Consumer Discretionary - 5.1%
Lowe's Cos. Inc.	265,000	$5,906,850
Omnicom Group Inc.	281,000	11,093,880
Viacom Inc.	332,000	12,015,080
		29,015,810
Consumer Staples - 11.0%
Diageo PLC, ADR	82,500	5,693,325
Kraft Foods Inc., Class A	388,000	11,973,680
PepsiCo Inc./NC	137,000	9,102,280
Philip Morris International Inc.	111,500	6,246,230
Procter & Gamble Co/The	158,000	9,475,260
Wal-Mart Stores Inc.	181,000	9,687,120
Walgreen Co.	295,000	9,882,500
		62,060,395
Energy - 16.8%
Chevron Corp.	219,046	17,753,679
ConocoPhillips	202,000	11,600,860
Devon Energy Corp.	171,000	11,070,540
Noble Corp.	419,000	14,158,010
Occidental Petroleum Corp.	223,000	17,460,900
Southwestern Energy Co. *	358,000	11,971,520
Weatherford International Ltd. *	660,000	11,286,000
		95,301,509
Financials - 23.2%
Arch Capital Group Ltd. *	115,500	9,678,900
Bank of America Corp.	1,526,242	20,009,033
Bank of New York Mellon Corp/The	647,000	16,906,110
Berkshire Hathaway Inc. *	77,000	6,366,360
Goldman Sachs Group Inc/The	39,000	5,638,620
JPMorgan Chase & Co.	598,088	22,769,210
Morgan Stanley	550,000	13,574,000
Travelers Cos. Inc/The	115,000	5,991,500
US Bancorp	440,000	9,512,800
Wells Fargo & Co.	550,000	13,821,500
Willis Group Holdings PLC	230,000	7,088,600
		131,356,633
Health Care - 15.5%
Baxter International Inc.	120,000	5,725,200
Johnson & Johnson	374,000	23,173,040
Medtronic Inc.	170,000	5,708,600
Merck & Co. Inc.	310,000	11,411,100
Pfizer Inc.	1,370,000	23,522,900
Quest Diagnostics Inc/DE	125,000	6,308,750
UnitedHealth Group Inc.	337,000	11,832,070
		87,681,660
Industrials - 7.9%
General Electric Co.	560,000	9,100,000
Illinois Tool Works Inc.	135,000	6,347,700
Lockheed Martin Corp.	166,000	11,832,480
United Technologies Corp.	85,000	6,054,550
Waste Management Inc.	320,100	11,440,374
		44,775,104

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Large Cap Value Fund Portfolio of Investments (unaudited)

	Information Technology - 8.8%
	Cisco Systems Inc. *	440,000	9,636,000
	Intel Corp.	471,700	9,070,791
	International Business Machines Corp.	107,200	14,379,808
	Microsoft Corp.	345,000	8,449,050
	Western Union Co./The	455,000	8,039,850
			49,575,499
	Materials - 2.8%
	Air Products & Chemicals Inc.	108,000	8,944,560
	Nucor Corp.	187,000	7,143,400
			16,087,960
	Telecommunication Services - 4.1%
	AT&T Inc.	623,287	17,826,008
	Vodafone Group PLC, ADR	229,000	5,681,490
			23,507,498
	Utilities - 3.6%
	Exelon Corp.	338,000	14,392,040
	NextEra Energy Inc.	111,000	6,037,290
			20,429,330
Total Common Stocks ( Cost $539,972,234 )			559,791,398
	INVESTMENT COMPANIES - 1.2%
	State Street Institutional US Government Money Market Fund	6,636,191	6,636,191
Total Investment Companies ( Cost $6,636,191 )
TOTAL INVESTMENTS - 100.0% ( Cost $546,608,425 )			566,427,589
NET OTHER ASSETS AND LIABILITIES – 0.0%			130,024
TOTAL NET ASSETS - 100.0%			$566,557,613

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.0%
Consumer Discretionary - 7.2%
Amazon.com Inc. *	34,235	$5,376,949
Lamar Advertising Co., Class A *	160,050	5,092,791
McDonald's Corp.	54,260	4,042,913
Omnicom Group Inc.	187,547	7,404,355
Vitamin Shoppe Inc. *	175,635	4,821,181
Yum! Brands Inc.	49,049	2,259,197
		28,997,386
Consumer Staples - 6.0%
Diageo PLC, ADR	57,110	3,941,161
PepsiCo Inc./NC	236,690	15,725,684
Wal-Mart Stores Inc.	87,685	4,692,901
		24,359,746
Energy - 9.9%
Occidental Petroleum Corp.	163,670	12,815,361
Petrohawk Energy Corp. *	507,720	8,194,601
Schlumberger Ltd.	104,380	6,430,852
Southwestern Energy Co. *	145,215	4,855,990
Weatherford International Ltd. *	465,635	7,962,358
		40,259,162
Financials - 10.2%
Axis Capital Holdings Ltd.	667,572	21,989,822
Green Dot Corp., Class A *	40,065	1,942,351
IntercontinentalExchange Inc. *	39,385	4,124,397
T Rowe Price Group Inc.	264,581	13,246,248
		41,302,818
Health Care - 16.7%
Allergan Inc./United States	126,730	8,431,347
Celgene Corp. *	296,775	17,097,208
HMS Holdings Corp. *	130,806	7,709,706
Johnson & Johnson	386,625	23,955,285
UnitedHealth Group Inc.	302,395	10,617,088
		67,810,634
Industrials - 10.9%
3M Co.	64,200	5,566,782
Boeing Co./The	63,485	4,224,292
Deere & Co.	76,215	5,318,283
Emerson Electric Co.	187,600	9,879,016
EnerNOC Inc. *	127,875	4,016,554
Illinois Tool Works Inc.	170,070	7,996,691
Waste Management Inc.	193,885	6,929,450
		43,931,068
Information Technology - 35.7%
Communications Equipment - 7.9%
Cisco Systems Inc. *	855,430	18,733,917
QUALCOMM Inc.	290,590	13,111,421
		31,845,338
Computers & Peripherals - 5.3%
Apple Inc. *	75,960	21,553,650

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Internet Software & Services - 7.5%
	eBay Inc. *	212,300	5,180,120
	Google Inc., Class A *	47,909	25,190,073
			30,370,193
	IT Services - 6.7%
	International Business Machines Corp.	86,881	11,654,217
	Visa Inc., Class A	207,090	15,378,504
			27,032,721
	Semiconductors & Semiconductor Equipment - 4.1%
	Intel Corp.	455,375	8,756,861
	Varian Semiconductor Equipment Associates Inc. *	277,483	7,985,961
			16,742,822
	Software - 4.2%
	BMC Software Inc. *	154,720	6,263,065
	Microsoft Corp.	353,700	8,662,113
	Salesforce.com Inc. *	19,660	2,197,988
			17,123,166

	Materials - 2.4%
	Ecolab Inc.	192,740	9,779,627
Total Common Stocks ( Cost $342,981,205 )			401,108,331
	INVESTMENT COMPANY - 0.7%
	State Street Institutional US Government Money Market Fund	2,861,120	2,861,120
Total Investment Company ( Cost $2,861,120 )
TOTAL INVESTMENTS - 99.7% ( Cost $345,842,325 )			403,969,451
NET OTHER ASSETS AND LIABILITIES - 0.3%			1,225,032
TOTAL NET ASSETS - 100.0%			$405,194,483

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 93.3%
	Consumer Discretionary - 11.4%
	Bed Bath & Beyond Inc. *	187,713	$8,148,622
	CarMax Inc. *	314,598	8,764,700
	Lamar Advertising Co., Class A *	227,295	7,232,527
	Omnicom Group Inc.	209,265	8,261,782
	Sears Holdings Corp. *	81,928	5,910,286
	Yum! Brands Inc.	150,437	6,929,128
			45,247,045
	Consumer Staples - 5.9%
	Brown-Forman Corp., Class B	95,671	5,897,160
	McCormick & Co. Inc./MD	225,778	9,491,707
	Walgreen Co.	233,795	7,832,133
			23,221,000
	Energy - 9.4%
	Contango Oil & Gas Co. *	123,822	6,210,912
	Ensco PLC, ADR	174,220	7,792,861
	EOG Resources Inc.	67,190	6,246,654
	Noble Corp.	212,750	7,188,822
	Southwestern Energy Co. *	174,892	5,848,388
	Weatherford International Ltd. *	228,896	3,914,122
			37,201,759
	Financials - 21.0%
	Arch Capital Group Ltd. *	106,780	8,948,164
	Brookfield Asset Management Inc., Class A	390,895	11,089,691
	Brookfield Properties Corp.	521,285	8,090,343
	Brown & Brown Inc.	353,741	7,142,031
	IntercontinentalExchange Inc. *	67,294	7,047,028
	Leucadia National Corp. *	316,979	7,487,044
	Markel Corp. *	21,528	7,418,334
	RLI Corp.	131,502	7,445,643
	SEI Investments Co.	329,119	6,694,280
	T Rowe Price Group Inc.	113,965	5,705,658
	WR Berkley Corp.	234,105	6,337,222
			83,405,438
	Health Care - 12.5%
	Covance Inc. *	161,194	7,542,267
	CR Bard Inc.	81,430	6,630,845
	DENTSPLY International Inc.	272,462	8,710,610
	IDEXX Laboratories Inc. *	126,300	7,795,236
	Laboratory Corp. of America Holdings *	124,402	9,756,849
	Techne Corp.	150,185	9,270,920
			49,706,727
	Industrials - 16.7%
	Aecom Technology Corp. *	248,591	6,030,818
	Copart Inc. *	234,451	7,729,849
	Expeditors International of Washington Inc.	131,749	6,090,756
	Fastenal Co.	86,336	4,592,212
	IDEX Corp.	243,100	8,632,481
	Jacobs Engineering Group Inc. *	184,635	7,145,375
	Knight Transportation Inc.	297,380	5,748,355
	Ritchie Bros Auctioneers Inc.	295,108	6,129,393
	Wabtec Corp./DE	138,959	6,640,851
	Waste Management Inc.	213,748	7,639,354
			66,379,444
	Information Technology - 9.9%
	Adobe Systems Inc. *	176,670	4,619,921
	Amphenol Corp., Class A	164,475	8,055,986
	Blackboard Inc. *	110,860	3,995,394
	BMC Software Inc. *	185,096	7,492,686
	Factset Research Systems Inc.	95,613	7,757,083
	Western Union Co./The	424,190	7,495,437
			39,416,507
	Materials - 4.2%
	Ecolab Inc.	113,410	5,754,423
	Martin Marietta Materials Inc.	55,555	4,276,068
	Valspar Corp.	203,096	6,468,608
			16,499,099
	Telecommunication Service - 2.3%
	Crown Castle International Corp. *	205,247	9,061,655
Total Common Stocks ( Cost $338,615,189 )			370,138,674
	INVESTMENT COMPANIES - 6.7%
	iShares COMEX Gold Trust, ETF *	775,910	9,931,648
	State Street Institutional US Government Money Market Fund	16,544,364	16,544,364
Total Investment Companies ( Cost $24,425,331 )			26,476,012
TOTAL INVESTMENTS - 100.0% ( Cost $363,040,520 )			396,614,686
NET OTHER ASSETS AND LIABILITIES – 0.0%			(194,251)
TOTAL NET ASSETS - 100.0%			$396,420,435

*	Non-income producing.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 97.4%
	Consumer Discretionary - 16.9%
	Arbitron Inc.	8,340	$233,270
	Bally Technologies Inc. *	2,770	96,812
	Cato Corp./The, Class A	11,240	300,782
	CEC Entertainment Inc. *	3,820	131,141
	Choice Hotels International Inc.	3,820	139,277
	Dress Barn Inc./The *	6,060	143,925
	Helen of Troy Ltd. *	8,110	205,102
	Hibbett Sports Inc. *	3,800	94,810
	Matthews International Corp., Class A	4,440	156,998
	Sonic Corp. *	14,440	116,675
	Stage Stores Inc.	17,610	228,930
	Tempur-Pedic International Inc. *	2,660	82,460
			1,930,182
	Consumer Staples - 4.5%
	Casey's General Stores Inc.	2,580	107,715
	Herbalife Ltd.	4,410	266,143
	Lance Inc.	6,370	135,681
			509,539
	Energy - 4.5%
	Bristow Group Inc. *	2,700	97,416
	Penn Virginia Corp.	6,370	102,175
	SEACOR Holdings Inc. *	2,250	191,610
	SM Energy Co.	2,320	86,907
	Whiting Petroleum Corp. *	400	38,204
			516,312
	Financials - 24.1%
	Alleghany Corp. *	305	92,424
	American Campus Communities Inc., REIT	3,820	116,281
	AMERISAFE Inc. *	5,670	106,483
	Ares Capital Corp.	14,863	232,606
	Assured Guaranty Ltd.	7,400	126,614
	Delphi Financial Group Inc., Class A	9,270	231,657
	DiamondRock Hospitality Co., REIT *	9,529	90,430
	Education Realty Trust Inc., REIT	15,410	110,182
	First Busey Corp.	14,757	67,144
	First Midwest Bancorp Inc./IL	11,930	137,553
	Hancock Holding Co.	1,900	57,133
	International Bancshares Corp.	8,150	137,653
	Mack-Cali Realty Corp., REIT	2,200	71,962
	MB Financial Inc.	7,130	115,649
	NewAlliance Bancshares Inc.	8,170	103,105
	Northwest Bancshares Inc.	11,780	131,818
	Platinum Underwriters Holdings Ltd.	4,860	211,507
	Realty Income Corp., REIT	1,700	57,324
	Reinsurance Group of America Inc.	4,140	199,921
	Validus Holdings Ltd.	3,383	89,176
	Webster Financial Corp.	11,580	203,345
	Westamerica Bancorporation	1,270	69,202
			2,759,169
	Health Care - 7.8%
	Amsurg Corp. *	7,690	134,421
	Charles River Laboratories International Inc. *	5,800	192,270
	Corvel Corp. *	3,130	132,869
	Haemonetics Corp. *	900	52,677
	ICON PLC, ADR *	7,230	156,313
	ICU Medical Inc. *	5,070	189,060
	Health Care (continued)
	Universal American Corp./NY	2,400	35,400
			893,010
	Industrials - 21.0%
	ACCO Brands Corp. *	20,840	119,830
	Acuity Brands Inc.	3,010	133,162
	Albany International Corp., Class A	9,850	186,362
	Belden Inc.	11,930	314,714
	Carlisle Cos. Inc.	10,350	309,983
	ESCO Technologies Inc.	4,190	139,359
	GATX Corp.	5,670	166,244
	Genesee & Wyoming Inc., Class A *	5,100	221,289
	Kirby Corp. *	4,630	185,478
	Mueller Industries Inc.	6,600	174,834
	Standard Parking Corp. *	5,890	100,719
	Sterling Construction Co. Inc. *	3,590	44,444
	Unifirst Corp./MA	1,270	56,071
	United Stationers Inc. *	4,630	247,751
			2,400,240
	Information Technology - 8.3%
	Coherent Inc. *	1,870	74,819
	Diebold Inc.	5,670	176,280
	Electronics for Imaging Inc. *	7,965	96,536
	MAXIMUS Inc.	3,240	199,519
	MTS Systems Corp.	3,130	97,030
	NAM TAI Electronics Inc. *	8,110	37,468
	Websense Inc. *	6,800	120,632
	Zebra Technologies Corp., Class A *	4,400	148,016
			950,300
	Materials - 4.8%
	AMCOL International Corp.	1,000	26,190
	Aptargroup Inc.	3,820	174,459
	Deltic Timber Corp.	2,780	124,544
	Zep Inc.	12,840	223,930
			549,123
	Utilities - 5.5%
	Atmos Energy Corp.	4,050	118,463
	New Jersey Resources Corp.	2,370	92,951
	Unisource Energy Corp.	5,440	181,859
	Westar Energy Inc.	5,390	130,600
	WGL Holdings Inc.	2,660	100,495
			624,368
Total Common Stocks ( Cost $10,151,039 )			11,132,243
	INVESTMENT COMPANY - 2.5%
	State Street Institutional US Government Money Market Fund	290,388	290,388
Total Investment Company ( Cost $290,388 )
TOTAL INVESTMENTS - 99.9% ( Cost $10,441,427 )			11,422,631
NET OTHER ASSETS AND LIABILITIES - 0.1%			10,680
TOTAL NET ASSETS - 100.0%			$11,433,311

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2010

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 97.8%
Australia - 0.8%
QBE Insurance Group Ltd.		50,400	$840,805
Belgium - 2.3%
Anheuser-Busch InBev N.V.		41,100	2,417,677
Brazil - 3.1%
Banco do Brasil S.A.		90,570	1,719,866
Cielo S.A.		166,000	1,445,142
			3,165,008
Canada - 2.3%
Potash Corp. of Saskatchewan Inc.		6,400	917,422
Rogers Communications Inc.		38,300	1,433,505
			2,350,927
China - 1.5%
Industrial & Commercial Bank of China		1,317,700	981,628
Weichai Power Co. Ltd.		56,000	595,449
			1,577,077
Czech Republic - 0.8%
CEZ AS		17,500	783,590
Denmark - 1.2%
Novo Nordisk A/S, B Shares		12,100	1,200,748
France - 10.1%
BNP Paribas		27,945	1,987,470
Danone		24,100	1,441,484
Sanofi-Aventis S.A.		41,512	2,765,897
Technip S.A.		13,000	1,045,436
Total S.A.		30,487	1,571,229
Valeo S.A. *		34,300	1,589,121
			10,400,637
Germany - 4.2%
Bayerische Motoren Werke AG		17,100	1,199,148
SAP AG		21,300	1,053,616
Siemens AG		20,119	2,123,690
			4,376,454
Hong Kong - 1.9%
Esprit Holdings Ltd.		163,566	886,465
Kerry Properties Ltd.		203,000	1,102,799
			1,989,264
Ireland - 1.0%
CRH PLC		60,402	990,816
Israel - 1.0%
Teva Pharmaceutical Industries Ltd., ADR		19,400	1,023,350
Italy - 1.7%
Atlantia SpA		57,860	1,198,940
Prysmian SpA		33,017	603,140
			1,802,080
Japan - 18.7%
Asics Corp.		5,930	62,605
Benesse Holdings Inc.		19,100	919,765
Canon Inc.		46,800	2,183,589
Daito Trust Construction Co. Ltd.		33,910	2,026,963
eAccess Ltd.		1,149	880,882
Honda Motor Co. Ltd.		49,900	1,771,127
Hoya Corp.		61,700	1,504,067
KDDI Corp.		154	736,979
Keyence Corp.		3,700	804,887
Kubota Corp.		108,000	988,404
Mitsubishi Corp.		41,800	991,924
Mitsubishi Estate Co. Ltd.		73,000	1,187,518
Nidec Corp.		11,900	1,057,715
Nintendo Co. Ltd.		3,300	824,605
Sumitomo Mitsui Financial Group Inc.		45,800	1,334,279
Yahoo! Japan Corp.		2,359	814,968
Yamada Denki Co. Ltd.		18,010	1,117,535
			19,207,812
Mexico - 0.7%
Grupo Televisa S.A., ADR		36,800	696,256
Netherlands - 0.9%
TNT N.V.		32,905	884,146
Norway - 0.8%
Aker Solutions ASA		60,080	870,888
Russia - 0.8%
Lukoil OAO, ADR		13,700	778,160
Singapore - 1.0%
Singapore Telecommunications Ltd.		416,300	994,306
South Korea - 2.1%
Hyundai Mobis		5,000	1,126,946
Samsung Electronics Co. Ltd., GDR (A)		3,027	1,038,261
			2,165,207
Spain - 2.7%
Amadeus IT Holding S.A. *		47,200	868,342
Banco Santander S.A.		152,406	1,935,770
			2,804,112
Switzerland - 8.5%
Credit Suisse Group AG		21,200	906,121
Julius Baer Group Ltd.		13,800	502,342
Nestle S.A.		32,350	1,723,424
Novartis AG		46,897	2,689,306
Roche Holding AG		8,208	1,120,962
UBS AG *		103,710	1,760,426
			8,702,581
Turkey - 1.0%
Turkiye Garanti Bankasi AS, ADR		181,600	1,044,200
United Kingdom - 28.7%
AMEC PLC		35,900	556,057
BAE Systems PLC		144,773	778,472
BG Group PLC		57,400	1,008,547
BHP Billiton PLC		54,400	1,730,503
British Airways PLC *		150,900	575,554
British American Tobacco PLC		29,231	1,090,346
United Kingdom (continued)
GlaxoSmithKline PLC		96,200	1,895,807
HSBC Holdings PLC		192,000	1,945,402
Informa PLC		232,953	1,532,947
International Power PLC		201,500	1,228,161
Lloyds Banking Group PLC *		1,512,338	1,760,892
Prudential PLC		239,100	2,390,707
Royal Dutch Shell PLC		71,600	2,155,048
Standard Chartered PLC		58,200	1,669,445
Tullow Oil PLC		55,300	1,106,733
Unilever PLC		74,800	2,163,235
Vodafone Group PLC		435,999	1,075,994
WM Morrison Supermarkets PLC		322,600	1,498,525
WPP PLC		116,100	1,284,877
Xstrata PLC		108,500	2,075,991
			29,523,243
Total Common Stocks ( Cost $89,052,684 )			100,589,344
INVESTMENT COMPANY - 2.2%
United States - 2.2%
State Street Institutional US Government Money Market Fund		2,289,942	2,289,942
Total Investment Company ( Cost $2,289,942 )
TOTAL INVESTMENTS - 100.0% ( Cost $91,342,626 )			102,879,286
NET OTHER ASSETS AND LIABILITIES – 0.0%			34,631
TOTAL NET ASSETS - 100.0%			$102,913,917

*	Non-income producing.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
Consumer Discretionary	12%
Energy	9%
Financials	24%
Health Care	10%
Industrials	10%
Information Technology	11%
Leisure and Consumer Staples	10%
Materials	6%
Money Market Funds	2%
Telecommunication Services	4%
Utilities	2%
Other Net Assets	0%
100%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2010

Target Retirement Allocation Fund 2020 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds – 35.4%
MEMBERS Bond Fund, Class Y (A)		108,586	$1,136,891
MEMBERS High Income Fund, Class Y (A)		311,509	2,174,331
PIMCO Investment Grade Corporate Bond Fund		221,368	2,623,206
PIMCO Total Return Fund		234,380	2,718,803
			8,653,231
Foreign Bond Funds – 6.4%
Templeton Global Bond Fund		114,668	1,567,509

Foreign Stock Funds - 7.8%
Matthews Asian Growth and Income Fund		37,859	671,617
MEMBERS International Stock Fund, Class Y (A)		121,433	1,242,265
			1,913,882
Money Market Funds - 1.5%
State Street Institutional US Government Money Market Fund		361,084	361,084
Stock Funds - 48.8%
Calamos Growth and Income Fund		27,667	794,312
Fairholme Fund		18,978	621,731
Hussman Strategic Growth Fund		96,449	1,288,559
iShares S&P 100 Index Fund ETF		11,396	586,894
Madison Mosaic Disciplined Equity Fund (A)		192,131	2,269,069
MEMBERS Equity Income Fund, Class Y (A)		68,516	683,791
MEMBERS Large Cap Growth Fund, Class Y (A)		130,147	1,888,432
MEMBERS Large Cap Value Fund, Class Y (A)		159,911	1,791,008
MEMBERS Small Cap Fund, Class Y (A)		76,024	729,830
T Rowe Price New Era Fund		11,547	509,341
Yacktman Fund/The		46,700	748,599
			11,911,566
TOTAL INVESTMENTS - 99.9% ( Cost $22,750,330 )			24,407,272
NET OTHER ASSETS AND LIABILITIES - 0.1%			31,716
TOTAL NET ASSETS - 100.0%			$24,438,988

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | September 30, 2010

Target Retirement Allocation Fund 2030 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Bond Funds – 26.3%
MEMBERS Bond Fund, Class Y (A)		92,351	$966,917
MEMBERS High Income Fund, Class Y (A)		324,161	2,262,643
PIMCO Investment Grade Corporate Bond Fund		165,315	1,958,987
PIMCO Total Return Fund		163,039	1,891,248
			7,079,795
Foreign Bond Funds – 5.7%
Templeton Global Bond Fund		111,692	1,526,835

Foreign Stock Funds - 10.6%
Matthews Asian Growth and Income Fund		60,688	1,076,609
MEMBERS International Stock Fund, Class Y (A)		133,299	1,363,645
Principal International Emerging Markets Fund, Institutional Class		16,413	407,524
			2,847,778
Money Market Funds - 1.1%
State Street Institutional US Government Money Market Fund		309,271	309,271
Stock Funds - 56.0%
Calamos Growth and Income Fund		40,072	1,150,458
Fairholme Fund		23,780	779,044
Hussman Strategic Growth Fund		100,162	1,338,166
iShares S&P 100 Index Fund ETF		26,127	1,345,540
Madison Mosaic Disciplined Equity Fund (A)		240,847	2,844,399
MEMBERS Equity Income Fund, Class Y (A)		69,522	693,832
MEMBERS Large Cap Growth Fund, Class Y (A)		150,735	2,187,160
MEMBERS Large Cap Value Fund, Class Y (A)		187,731	2,102,587
MEMBERS Small Cap Fund, Class Y (A)		96,783	929,113
T Rowe Price New Era Fund		17,297	762,991
Yacktman Fund/The		58,198	932,911
			15,066,201
TOTAL INVESTMENTS - 99.7% ( Cost $25,047,448 )			26,829,880
NET OTHER ASSETS AND LIABILITIES - 0.3%			73,842
TOTAL NET ASSETS - 100.0%			$26,903,722

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Target Retirement Allocation Fund 2040 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds – 17.4%
MEMBERS Bond Fund, Class Y (A)		32,022	$335,273
MEMBERS High Income Fund, Class Y (A)		243,274	1,698,050
PIMCO Investment Grade Corporate Bond Fund		83,724	992,132
PIMCO Total Return Fund		74,301	861,893
			3,887,348
Foreign Bond Funds – 4.7%
Templeton Global Bond Fund		76,732	1,048,931

Foreign Stock Funds - 12.9%
Matthews Asian Growth and Income Fund		56,944	1,010,184
MEMBERS International Stock Fund, Class Y (A)		134,206	1,372,928
Principal International Emerging Markets Fund, Institutional Class		20,120	499,587
			2,882,699
Money Market Funds - 0.9%
State Street Institutional US Government Money Market Fund		196,116	196,116
Stock Funds - 63.7%
Calamos Growth and Income Fund		31,955	917,425
Fairholme Fund		24,134	790,635
Hussman Strategic Growth Fund		79,369	1,060,366
iShares S&P 100 Index Fund ETF		43,230	2,226,345
Madison Mosaic Disciplined Equity Fund (A)		218,244	2,577,466
MEMBERS Equity Income Fund, Class Y (A)		66,526	663,933
MEMBERS Large Cap Growth Fund, Class Y (A)		115,944	1,682,347
MEMBERS Large Cap Value Fund, Class Y (A)		146,305	1,638,612
MEMBERS Small Cap Fund, Class Y (A)		95,489	916,694
T Rowe Price New Era Fund		19,587	863,961
Yacktman Fund/The		56,014	897,902
			14,235,686
TOTAL INVESTMENTS - 99.6% ( Cost $20,710,578 )			22,250,780
NET OTHER ASSETS AND LIABILITIES - 0.4%			93,243
TOTAL NET ASSETS - 100.0%			$22,344,023

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments

Ultra Series Fund | September 30, 2010

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. The assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivable, and other assets and subtracting liabilities.  Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Valuation Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Prior to May 10, 2010, the conversion into U.S. dollar values used the exchange rate as of Noon Eastern Standard Time on each day that the New York Stock Exchange was open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair’’ value any of the investments of these funds. However, an underlying fund may need to “fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The valuation techniques used by the funds to measure fair value for the period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.  The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  As of September 30, 2010, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2010 in valuing the funds’ investments carried at fair value:

_

Ultra Series Fund | September 30, 2010

Notes to Portfolios of Investments (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2010
Conservative Allocation1	$ 225,286,423	$ -	$ -	$ 225,286,423
Moderate Allocation1	369,837,950	-	-	369,837,950
Aggressive Allocation1	127,246,778	-	-	127,246,778
Money Market2	2,855,771	73,887,158	-	76,742,929
Bond
Asset Backed	-	8,427,022	-	8,427,022
Corporate Notes and Bonds	-	145,740,941	-	145,740,941
Mortgage Backed	-	119,797,160	-	119,797,160
U.S. Government and Agency Obligations	-	237,783,903	-	237,783,903
Investment Companies	4,842,314	-	-	4,842,314
	4,842,314	511,749,026	-	516,591,340
High Income
Corporate Notes and Bonds	-	94,276,685	-	94,276,685
Investment Companies	4,968,605	-	-	4,968,605
	4,968,605	94,276,685	-	99,245,290
Diversified Income
Common Stocks	210,866,501	-	-	210,866,501
Asset Backed	-	4,868,795	-	4,868,795
Corporate Notes and Bonds	-	89,273,556	-	89,273,556
Mortgage Backed	-	50,191,371	-	50,191,371
U.S. Government and Agency Obligations	-	56,001,557	-	56,001,557
Investment Companies	4,080,818	-	-	4,080,818
	214,947,319	200,335,279	-	415,282,598
Equity Income
Assets:
Common Stocks	1,295,095	-	-	1,295,095
Repurchase Agreements	-	413,288	-	413,288
	1,295,095	413,288	-	1,708,383
Liabilities:
Options Written	68,817			68,817

Large Cap Value1	566,427,589	-	-	566,427,589
Large Cap Growth1	403,969,451	-	-	403,969,451
Mid Cap
Common Stocks	370,138,674		-	370,138,674
Investment Companies	26,476,012	-	-	26,476,012
	396,614,686	-	-	396,614,686
Small Cap
Common Stocks	11,132,243	-	-	11,132,243
Investment Companies	290,388	-	-	290,388
	11,422,631	-		11,422,631
International Stock
Common Stocks
Australia	-	840,805	-	840,805
Belgium	-	2,417,677	-	2,417,677
Brazil	-	3,165,008	-	3,165,008
Canada	-	2,350,927	-	2,350,927
China	-	1,577,077	-	1,577,077
Czech Republic	-	783,590	-	783,590
Denmark	-	1,200,748	-	1,200,748
France	-	10,400,637	-	10,400,637
Germany	-	4,376,454	-	4,376,454
Hong Kong	-	1,989,264	-	1,989,264
Ireland	-	990,816	-	990,816
Israel	-	1,023,350	-	1,023,350
Italy	-	1,802,080	-	1,802,080
Japan	-	19,207,812	-	19,207,812
Mexico	-	696,256	-	696,256
Netherlands	-	884,146	-	884,146
Norway	-	870,888	-	870,888
Russia	-	778,160	-	778,160
Singapore	-	994,306	-	994,306
South Korea	-	2,165,207	-	2,165,207
Spain	-	2,804,112	-	2,804,112
Switzerland	-	8,702,581	-	8,702,581
Turkey	-	1,044,200	-	1,044,200
United Kingdom	-	29,523,243	-	29,523,243

Ultra Series Fund | September 30, 2010

Notes to Portfolios of Investments (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2010
International Stock (Continued)
Investment Companies	2,289,942	-	-	2,289,942
	2,289,942	100,589,344	-	102,879,286
Target Retirement 20201	24,407,272	-	-	24,407,272
Target Retirement 20301	26,829,880	-	-	26,829,880
Target Retirement 20401	22,250,780	-	-	22,250,780
1  At September 30, 2010 all investments are level 1, see Portfolio of Investments.
2 At September 30, 2010 all Level 2 securities held are Short Term Investments, see Portfolio of Investments.

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended September 30, 2010.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund and their effect:

	Asset Derivatives	Liability Derivativess
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$68,817

3. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At September 30, 2010, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid. The aggregate values of illiquid securities held by Bond, High Income and Diversified Income were $15,151,514, $3,364,687 and $10,971,561, respectively, which represent 2.9%, 3.4% and 2.6% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at September 30, 2010, which includes cost and acquisition date, is as follows:

Bond Fund
Security:	Acquisition Date	Acquisition Cost

American Association of Retired Persons	5/16/02	$2,626,961
ERAC USA Finance LLC	12/16/04	4,779,954
WM Wrigley Jr Co.	6/21/10	3,167,675
Indianapolis Power & Light Co.	10/2/06	3,424,067

		$13,998,657

Ultra Series Fund | September 30, 2010

Notes to Portfolios of Investments (unaudited)

High Income Fund
Security:	Acquisition Date	Acquisition Cost

Stewart Enterprises Inc.	10/24/07	$491,684
WCA Waste Corp.	6/28/06	1,001,208
Syniverse Technologies Inc, Series B	Various	739,422
Angel Lux Common S.A.	Various	1,010,182

		$3,242,496

Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost

American Association of Retired Persons	5/16/02	$2,101,569
ERAC USA Finance LLC	12/16/04	2,009,753
WM Wrigley Jr Co.	6/21/10	1,309,039
Nissan Motor Acceptance Corp.	3/16/07	3,243,383
Indianapolis Power & Light Co.	10/2/06	1,545,551

		$10,209,295

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date:  November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 19, 2010

By: (signature)

Greg Hoppe, Treasurer

Date:  November 19, 2010